Concentrations of risks	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Concentrations of risks

Note 14 – Concentrations of risks

(a) Major customers

For the six months ended June 30, 2025, one customer accounted for approximately 58.4% of the Company’s total revenues, which was individually more than 10% of the Company’s total revenues. For the six months ended June 30, 2024, one customer accounted for approximately 69.6% of the Company’s total revenues, which was individually more than 10% of the Company’s total revenues.

(b) Major vendors

For the six months ended June 30, 2025, two vendors accounted for approximately 53.4% and 18.1% of the Company’s total purchases, which were individually more than 10% of the Company’s total purchases. For the year ended June 30, 2024, three vendors accounted for approximately 40.8%, and 18.7% and of the Company’s total purchases, which were individually more than 10% of the Company’s total purchases.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Federal Deposit Insurance Corporation (FDIC) standard insurance amount is up to US$250,000 per depositor per insured bank. As of June 30, 2025 and December 31, 2024, the Company had cash balance of approximately US$49,000 and US$0.5 million, was maintained at banks in the United States, nil and of approximately US$55,000 was subject to credit risk, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately US$56,788 (S$75,000) per account. This was raised to US$75,717 (S$100,000) with effect from 1 April 2024. As of June 30, 2025 and December 31, 2024, the Company had cash balance of approximately US$5,000 and US$48,000 was maintained at DI Scheme banks in Singapore, of which nil was subject to credit risk.

The Company’s cash balance in other countries (Malaysia, Thailand, Vietnam, Australia, India, and China) are insignificant to its operations as of June 30, 2025 and December 31, 2024.

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.